CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Stockholders Deficit SOBR Safe Inc [Member]	Noncontrolling Interest
Balance, shares at Dec. 31, 2019		6,452,993
Balance, amount at Dec. 31, 2019	$ (3,593,121)	$ 65	$ 0	$ 15,971,392	$ (19,511,168)	$ (3,539,711)	$ (53,410)
Common stock issued upon conversion of convertible preferred stock to common stock, shares		2,700,000	(2,700,000)
Common stock issued for executive compensation, amount	76,480	$ 1	$ 0	76,479	0	76,480	0
Common stock issued due to stock warrants exercise, shares		454,097
Common stock issued due to stock warrants exercise, amount	65,728	$ 4	0	65,724	0	65,728	0
Common stock issued for asset purchase, shares		12,000,000
Common stock issued for asset purchase, amount	27,120,000	$ 120	0	27,119,880	0	27,120,000	0
Common stock issued to settle accounts payable and accrued expenses, shares		159,395
Common stock issued to settle accounts payable and accrued expenses, amount	265,677	$ 2	0	265,675	0	265,677	0
Common stock issued to settle related party payables, shares		260,150
Common stock issued to settle related party payables, amount	579,814	$ 3	0	579,811	0	579,814	0
Common stock issued to settle related party debt, shares		648,739
Common stock issued to settle related party debt, amount	826,964	$ 6	0	826,958	0	826,964	0
Common stock issued to settle non-related party debt, shares		70,448
Common stock issued to settle non-related party debt, amount	166,526	$ 1	0	166,525	0	166,526	0
Common stock issued upon conversion of convertible preferred stock to common stock, amount	0	$ 27	$ 27	0	0	0	0
Common stock issued upon conversion of related party debt and accrued interest, shares		3,103,028
Common stock issued upon conversion of related party debt and accrued interest, Value	1,551,514	$ 31		1,551,483		1,551,514
Series A-1 Convertible Preferred stock issued for cash, shares			2,700,000
Series A-1 Convertible Preferred stock issued for cash, amount	2,700,000	0	$ 27	2,699,973	0	2,700,000	0
Paid-in capital - fair value of stock options vested	239,476	0	0	239,476	0	239,476	0
Paid-in capital - fair value of stock warrants granted	915,124	0	0	915,124	0	915,124	0
Paid-in capital - gain on related party payables conversion	272,299	0	0	272,299	0	272,299	0
Paid-in capital - gain on related party debt conversion	124,291	0	0	124,291	0	124,291	0
Paid-in capital - loss on debt extinguishment	390,409	0	0	390,409	0	390,409	0
Paid-in capital - beneficial conversion feature	1,407,675	0	0	1,407,675	0	1,407,675	0
Dividends - Series A-1 Convertible Preferred stock	(107,880)				(107,880)	(107,880)
Net loss	(29,982,292)	$ 0	0	0	(29,982,172)	(29,982,172)	(120)
Balance, shares at Dec. 31, 2020		25,922,034
Balance, amount at Dec. 31, 2020	3,039,484	$ 260	0	52,693,974	(49,601,220)	3,093,014	(53,530)
Common stock issued upon conversion of convertible preferred stock to common stock, amount	19,258	1	0	19,257	0	19,258	0
Paid-in capital - beneficial conversion feature	909,214	0	0	909,214	0	909,214	0
Net loss	(7,870,378)	$ 0	0	0	(7,870,272)	(7,870,272)	(106)
Common stock issued to settle dividends - Series A-1 Convertible Preferred stock, shares		43,169
Common stock issued to settle dividends - Series A-1 Convertible Preferred stock, amount	107,880	$ 0	0	107,880	0	107,880	0
Common stock issued for facility lease, shares		16,000
Common stock issued for facility lease, amount	49,600	$ 0	0	49,600	0	49,600	0
Common stock issued to settle common stock subscriptions payable, Value	145,805	$ 1		145,804		145,805
Common stock issued to settle common stock subscriptions payable, shares		104,418
Common stock issued upon exercise of stock warrants, Value	$ 88,470			88,469		88,470
Common stock issued upon exercise of stock warrants, shares		176,938
Common stock issued upon exercise of stock options, shares	320,000	73,106
Paid-in capital - fair value of stock options and restricted stock units vested	$ 1,087,318	$ 0	0	1,087,318	0	1,087,318	0
Paid-in capital - relative fair value of stock warrants granted	1,939,756	$ 0	0	1,939,756	0	1,939,756	0
Balance, shares at Dec. 31, 2021		26,335,665
Balance, amount at Dec. 31, 2021	$ (483,593)	$ 263	$ 0	$ 57,041,272	$ (57,471,492)	$ (429,957)	$ (53,636)